Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Consolidated Balance Sheet
Current assets	$ 713,880							$ 713,880		$ 932,325	$ 482,667
Current liabilities	5,075,053							5,075,053		5,413,472	2,955,272
Total assets	723,880							723,880		932,325	482,667
Total stockholders' deficit	(4,342,173)	$ (4,887,338)	$ (4,578,249)	$ (3,590,090)	$ (3,110,549)	$ (2,359,452)	$ (3,110,549)	(4,342,173)	$ (3,590,090)	(4,481,147)	(2,472,605)		$ (2,658,954)
Consolidated Statements of Operations
Revenues	96,726			119,475				270,919	227,257	241,673	352,172
Operating expenses	487,567			986,902				1,650,021	2,187,886	2,965,548	2,263,722
Loss from operations	(391,240)			(867,427)				(1,389,501)	(1,960,629)	(2,723,875)	(1,911,550)
Other income (expenses)	1,548,474			224,100				2,074,040	781,420	1,688,188	2,686,793
Net income (loss)	$ (1,939,714)	$ (598,705)	$ (943,823)	$ (1,091,527)	(1,136,941)	(513,581)		$ (3,453,142)	$ (2,742,049)	$ (4,412,063)	$ (4,598,343)
Basic & diluted EPS	$ (0.02)			$ (0.02)				$ (0.05)	$ (0.05)	$ (0.08)	$ (0.09)
Previously Reported [Member]
Consolidated Balance Sheet
Current assets					577,944	858,216	577,944				$ 482,667	[1]
Current liabilities					4,514,446	3,287,252	4,514,446				2,955,272	[1]
Working capital (deficit)					(3,936,502)	(2,429,036)	(3,936,502)				(2,472,605)	[1]
Total assets					1,550,298	858,216	1,550,298				482,667	[1]
Total liabilities					4,514,446	3,287,252	4,514,446				2,955,272	[1]
Total stockholders' deficit					(2,964,148)	(2,429,036)	(2,964,148)				(2,472,605)	[1]
Consolidated Statements of Operations
Revenues					172,991	206,497	379,488				352,172	[2]
Operating expenses					755,432	570,858	1,326,290				2,263,722	[2]
Loss from operations					(582,441)	(364,361)	(946,802)				(1,911,550)	[2]
Other income (expenses)					338,517	218,803	557,320				2,686,793	[2]
Net income (loss)					$ (920,958)	$ (583,164)	$ (1,504,122)				$ (4,598,343)	[2]
Basic & diluted EPS					$ (0.02)	$ (0.01)	$ (0.02)				$ (0.09)	[2]
Adjustments [Member]
Consolidated Balance Sheet
Current assets					$ 408,294	$ 387,917	$ 408,294				$ 487,500	[1]
Current liabilities					249,007	1,151,666	249,007				223,333	[1]
Working capital (deficit)					159,287	(763,749)	159,287				264,167	[1]
Total assets					102,607	1,221,250	102,607				487,500	[1]
Total liabilities					249,007	1,151,666	249,007				223,333	[1]
Total stockholders' deficit					(146,400)	69,584	(146,400)				264,167	[1]
Consolidated Statements of Operations
Revenues					(111,706)	(160,000)	(271,706)					[2]
Operating expenses					104,278	(229,584)	(125,306)				(264,167)	[2]
Loss from operations					(215,984)	69,584	(146,400)				264,167	[2]
Other income (expenses)												[2]
Net income (loss)					$ (215,984)	$ 69,584	$ (146,400)				$ 264,167	[2]
Basic & diluted EPS												[2]
As Corrected [Member]
Consolidated Balance Sheet
Current assets					$ 986,238	$ 1,246,133	$ 986,238				$ 970,167	[1]
Current liabilities					4,763,453	4,438,918	4,763,453				3,178,605	[1]
Working capital (deficit)					(3,777,215)	(3,192,785)	(3,777,215)				(2,208,438)	[1]
Total assets					1,652,905	2,079,466	1,652,905				970,167	[1]
Total liabilities					4,763,453	4,438,918	4,763,453				3,178,605	[1]
Total stockholders' deficit					(3,110,548)	(2,359,452)	(3,110,548)				(2,208,438)	[1]
Consolidated Statements of Operations
Revenues					61,285	46,497	107,782				352,172	[2]
Operating expenses					859,710	341,274	1,200,984				1,999,555	[2]
Loss from operations					(798,425)	(294,777)	(1,093,202)				(1,647,383)	[2]
Other income (expenses)					338,517	218,803	557,320				2,686,793	[2]
Net income (loss)					$ (1,136,942)	$ (513,580)	$ (1,650,522)				$ (4,334,176)	[2]
Basic & diluted EPS					$ (0.02)	$ (0.01)	$ (0.02)				$ (0.09)	[2]

[1]	The balance sheet impact of the errors was corrected in the quarter ended September 30, 2019.
[2]	The income statement impact of the errors was corrected in the quarter ended September 30, 2019.